Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Total comprehensive loss	$ (4,979)	$ (8,012)
Adjustments to the profit or loss items:
Depreciation, amortization and impairment	1,271	1,401
Depreciation of leased systems	877	735
Finance expenses, net	80	1,252
Cost of share-based payment	671	981
Income taxes	477	275
Total adjustments to reconcile profit (loss)	3,376	4,644
Changes in asset and liability items:
Increase in trade receivables	(996)	(2,165)
Decrease (increase) in other accounts receivable	(94)	13
Increase (decrease) in trade payables	(422)	426
Increase (decrease) in other accounts payable	320	(257)
Increase (decrease) in deferred revenues and other liabilities	(27)	19
Total changes in asset and liability	(1,219)	(1,964)
Cash paid and received during the period for:
Interest paid	(59)	(267)
Interest received	54	127
Income taxes paid	(249)	(542)
Total cash paid and received during the year	(254)	(682)
Net cash used in operating activities	(3,076)	(6,014)
Cash flows from investing activities:
Purchase of property and equipment and system components	(2,555)	(2,973)
Investment in short-term deposits, net		(84)
Withdrawal of (Investment in) long-term deposits, net	5	1,007
Net cash used in investing activities	(2,550)	(2,050)
Cash flows from financing activities:
Repayment of loan from bank, net		(3,000)
Receipt of government grants	42	141
Repayment of liability in respect of research and development grants		(275)
Repayment of lease liability	(322)	(311)
Proceeds from issuance of shares, net		26,333
Net cash provided by (used in) financing activities	(280)	22,888
Exchange rate differences on cash and cash equivalents	24	(51)
Increase (decrease) in cash and cash equivalents	(5,882)	14,773
Cash and cash equivalents at the beginning of the period	21,674	8,968
Cash and cash equivalents at the end of the period	15,792	21,674
(a) Significant non-cash transactions:
Purchase of property and equipment on credit		$ 189